Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits
Schedule of benefits include salaries, post-employment benefits, termination benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	12.31.2021	12.31.2020
Liabilities
Short-term employee benefits	1,290	1,200
Termination benefits	348	900
Post-retirement benefits	9,880	16,069
Total	11,518	18,169
Current	2,144	3,502
Non-current	9,374	14,667

Schedule of employee benefits

	12.31.2021	12.31.2020
Variable compensation program - PPP	461	522
Accrued vacation	440	470
Salaries and related charges and other provisions	270	204
Profit sharing	118	5
Total	1,289	1,201
Current	1,286	1,199
Non-current (*)	3	2
(*) Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive managers.

Schedule of recognized the statement of income

In 2021, 2020 and 2019, the Company recognized the following amounts in the statement of income:

	2021	2020	2019
Salaries, accrued vacations and related charges	(2,665)	(3,064)	(4,313)
Variable compensation program - PPP	(469)	(439)	(643)
Profit sharing	(125)	(7)	(43)
Management fees and charges	(15)	(14)	(21)
Total	(3,274)	(3,524)	(5,020)

Schedule of pension plan assets

	12.31.2021	12.31.2020
Opening Balance	900	140
Effects in the statement of income	(11)	1,017
Enrollments	30	1,076
Revision of provisions	(41)	(59)
Effects in cash and cash equivalents	(497)	(245)
Separations in the period	(497)	(245)
Cumulative translation adjustment	(43)	(12)
Closing Balance	349	900
Current	207	754
Non-current	142	146

Summary of Employee Benefits

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (Saúde Petrobras), and five other major types of post-retirement pension benefits (collectively referred to as “pension plans”).

	12.31.2021	12.31.2020
Liabilities
Health Care Plan	4,485	5,356
Petros Pension Plan - Renegotiated (PPSP-R) (*)	3,233	6,016
Petros Pension Plan - Non-renegotiated (PPSP-NR) (*)	658	1,621
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pré 70)	817	1,508
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pré 70)	511	1,075
Petros 2 Pension Plan (PP-2)	165	477
Other plans	11	16
Total	9,880	16,069
Current	651	1,549
Non-current	9,229	14,520
(*) In 2020, it includes obligations with contribution for the revision of the lump sum death benefit.

The table below provides other characteristics of these plans:

The table below provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation. This obligation is recorded in these financial statements, within actuarial liabilities.	Financial obligations with a principal amounting to US$508 at 12/31/2021.	Financial obligations with a principal amounting to US$893 at 12/31/2021.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$519 at 12/31/2021.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 20 years.

The table below provides other characteristics of these plans:

The table below provides other characteristics of these plans:

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime monthly payments: based on the Nationwide Consumer Price Index	Undefined benefit monthly payments: based on the variation of individual account quota.
Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and	normal contributions that covers expected cost of the plans in the long term.	i) normal contributions that covers expected cost of the plans in the long term; and
	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit.	ii) extraordinary contributions that covers additional costs that are generally derived from actuarial deficits (these contributions are not currently being made but may occur in the future).
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation. This obligation is recorded in these financial statements, within actuarial liabilities.	Financial obligations with a principal amounting to US$508 at 12/31/2021.	Financial obligations with a principal amounting to US$893 at 12/31/2021.	Financial obligations settled early in 2021.	Financial obligations with a principal amounting to US$519 at 12/31/2021.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 20 years.

Changes in the actuarial liabilities recognized in the statement of financial position

a)                Changes in the actuarial liabilities recognized in the statement of financial position

	2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,481	3,485	987	4,485	9	20,447
( -) Fair value of plan assets	(7,431)	(2,316)	(822)	−	2	(10,567)
Net actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880

Changes in the net actuarial liability
Balance as of January 1, 2021 (**)	7,524	2,696	477	5,356	16	16,069
Recognized in the Statement of Income	469	178	72	1,388	(9)	2,098
Past service cost	(1)	−	−	845	−	844
Present value of obligation	(730)	(33)	−	845	−	82
Plan assets transferred to PP-3	496	22	−	−	−	518
Sponsor contribution for PP-3	233	11	−	−	−	244
Current service cost	13	1	37	158	(10)	199
Net interest	438	172	35	385	1	1,031
Interest on the obligations with contribution for the revision of the lump sum death benefit	19	5	−	−	−	24
Recognized in Equity - other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Remeasurement effects recognized in other comprehensive income	(2,223)	(989)	(362)	(1,601)	6	(5,169)
Cash effects	(1,339)	(591)	−	(309)	−	(2,239)
Contributions paid (***)	(475)	(86)	−	(309)	−	(870)
Payments of obligations with contribution for the revision of the lump sum death benefit	(340)	(101)	−	−	−	(441)
Payments related to Term of financial commitment (TFC)	(524)	(404)	−	−	−	(928)
Other changes	(381)	(125)	(22)	(349)	(2)	(879)
Cumulative Translation Adjustment	(381)	(125)	(22)	(349)	(2)	(879)
Balance of actuarial liability as of December 31, 2021	4,050	1,169	165	4,485	11	9,880
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes obligations with contribution for the revision of the lump sum death benefit
(***)	It includes the contribution for the migration to PP-3 (US$ 241).

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Amounts recognized in the Statement of Financial Position
Present value of obligations	15,847	4,811	1,177	5,356	26	27,217
( -) Fair value of plan assets	(8,650)	(2,213)	(700)	−	(12)	(11,575)
Net actuarial liability as of December 31, 2020	7,197	2,598	477	5,356	14	15,642

Changes in the net actuarial liability
Balance as of January 1, 2020	10,231	3,264	989	11,986	24	26,494
Recognized in the Statement of Income	84	40	131	(1,672)	2	(1,415)
Service cost (**)	(298)	(93)	64	(2,348)	−	(2,675)
Costs incurred in the period	382	133	67	676	2	1,260
Recognized in Equity - other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Remeasurement effects recognized in other comprehensive income	(344)	285	(391)	(1,957)	(8)	(2,415)
Cash effects	(474)	(265)	−	(308)	(1)	(1,048)
Contributions paid	(255)	(80)	−	(308)	(1)	(644)
Payments related to Term of financial commitment (TFC)	(219)	(185)	−	−	−	(404)
Other changes	(2,300)	(726)	(252)	(2,693)	(3)	(5,974)
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(2,300)	(726)	(252)	(2,693)	(5)	(5,976)
Balance of actuarial liability as of December 31, 2020	7,197	2,598	477	5,356	14	15,642
Obligations with contribution for the revision of the lump sum death benefit	315	99	−	−	−	414
Cumulative Translation Adjustment	12	(1)	−	−	2	13
Total obligation for pension and medical benefits as of December 31, 2020	7,524	2,696	477	5,356	16	16,069
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes the gain from past service cost, in the amount of US$ 374, due to the change in the Renegotiated and Non-renegotiated Petros Plans, and US$ 2,538 due to the change in the AMS Medical Plan.

Changes in the present value of the obligation

b)               Changes in the present value of the obligation

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Present value of obligations at the beginning of the year	15,847	4,811	1,177	5,356	26	27,217
Recognized in the Statement of Income	1,179	355	122	543	(8)	2,191
Interest expense	1,166	354	85	385	2	1,992
Service cost	13	1	37	158	(10)	199
Past service cost	(1)	−	−	845	−	844
Recognized in Equity - other comprehensive income	(2,969)	(1,041)	(168)	(1,601)	(7)	(5,786)
Remeasurement: Experience (gains) / losses (**)	(313)	(301)	315	(239)	(8)	(546)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(5)	96	−	91
Remeasurement: (gains) / losses - financial assumptions	(2,656)	(740)	(478)	(1,458)	1	(5,331)
Others	(2,576)	(640)	(144)	187	(2)	(3,175)
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Contributions paid by participants	26	7	−	−	−	33
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Others	−	−	−	−	−	−
Cumulative Translation Adjustment	(970)	(297)	(79)	496	(2)	(852)
Present value of obligations at the end of the year	11,481	3,485	987	4,485	9	20,447
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes additional contributions - New PED.

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Present value of obligations at the beginning of the year	20,919	5,955	1,672	11,986	37	40,569
Recognized in the Statement of Income	589	190	176	(1,672)	3	(714)
Interest expense	887	283	112	676	3	1,961
Service cost	(298)	(93)	64	(2,348)	−	(2,675)
Recognized in Equity - other comprehensive income	(148)	211	(228)	(1,957)	(7)	(2,129)
Remeasurement: Experience (gains) / losses (**)	(436)	231	55	(671)	−	(821)
Remeasurement: (gains) / losses - demographic assumptions	−	−	(20)	1	1	(18)
Remeasurement: (gains) / losses - financial assumptions	288	(20)	(263)	(1,287)	(8)	(1,290)
Others	(5,513)	(1,545)	(443)	(3,001)	(7)	(10,509)
Benefits paid, net of assisted contributions	(920)	(228)	(35)	(310)	(2)	(1,495)
Contributions paid by participants	75	15	−	−	−	90
Others	−	−	−	−	2	2
Cumulative Translation Adjustment	(4,668)	(1,332)	(408)	(2,691)	(7)	(9,106)
Present value of obligations at the end of the year	15,847	4,811	1,177	5,356	26	27,217
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(**)	It includes additional contributions - PED 2015.

Changes in the fair value of plan assets

c)                Changes in the fair value of plan assets

						2021
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Fair value of plan assets at the beginning of the year	8,650	2,213	700	−	12	11,575
Recognized in the Statement of Income	728	182	50	−	1	961
Interest income	728	182	50	−	1	961
Recognized in Equity - other comprehensive income	(746)	(52)	194	−	(13)	(617)
Remeasurement: Return on plan assets due to lower interest income	(746)	(52)	194	−	(13)	(617)
Cash effects	999	490	−	309	−	1,798
Contributions paid by the sponsor (Company) (*)	475	86	−	309	−	870
Term of financial commitment (TFC) paid by the Company	524	404	−	−	−	928
Other Changes	(2,200)	(517)	(122)	(309)	(2)	(3,150)
Contributions paid by participants	26	7	−	−	−	33
Benefits paid, net of assisted contributions	(952)	(319)	(65)	(309)	−	(1,645)
Transfer and contribution for PP-3	(680)	(31)	−	−	−	(711)
Cumulative Translation Adjustment	(594)	(174)	(57)	−	(2)	(827)
Fair value of plan assets at the end of the year	7,431	2,316	822	−	(2)	10,567
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

						2020
	Pension Plans			Health Care Plan	Other plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Fair value of plan assets at the beginning of the year	10,688	2,691	683	−	13	14,075
Recognized in the Statement of Income	505	150	45	−	1	701
Interest income	505	150	45	−	1	701
Recognized in Equity - other comprehensive income	196	(74)	163	−	1	286
Remeasurement: Return on plan assets due to lower interest income	196	(74)	163	−	1	286
Cash effects	474	265	−	308	1	1,048
Contributions paid by the sponsor (Company) (*)	255	80	−	308	1	644
Term of financial commitment (TFC) paid by the Company	219	185	−	−	−	404
Other Changes	(3,213)	(819)	(191)	(308)	(4)	(4,535)
Contributions paid by participants	75	15	−	−	−	90
Benefits paid, net of assisted contributions	(920)	(228)	(35)	(310)	(2)	(1,495)
Cumulative Translation Adjustment	(2,368)	(606)	(156)	2	(2)	(3,130)
Fair value of plan assets at the end of the year	8,650	2,213	700	−	12	11,575
(*)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Summary of Pension Plan Assets by Type of Asset

The pension plan assets by type of asset are set out as follows:

				2021		2020
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	-	846	846	8%	847	8%
Fixed income	3,820	3,044	6,864	67%	7,186	62%
Government bonds	3,771	751	4,522	-	4,824	-
Fixed income funds	-	860	860	-	1,500	-
Other investments	49	1,433	1,482	-	862	-
Variable income	1,686	232	1,918	16%	2,514	21%
Common and preferred shares	1,686	-	1,686	-	2,377	-
Other investments	-	232	232	-	137	-
Structured investments	33	151	184	2%	113	1%
Real estate properties	-	475	475	4%	563	5%
	5,539	4,748	10,287	97%	11,223	97%
Loans to participants	-	280	280	3%	352	3%
Total	5,539	5,028	10,567	100%	11,575	100%

Net expenses relating to benefit plans

d)               Net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Other Plans	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Related to active employees (cost of sales and expenses)	54	10	58	519	(9)	632
Related to retirees (other income and expenses)	397	163	14	869	−	1,443
Obligations with contribution for the revision of the lump sum death benefit	18	5	−	−	−	23
Net expenses for the year - 2021	469	178	72	1,388	(9)	2,098
Net expenses for the year - 2020 (**)	399	139	131	(1,672)	2	(1,001)
Net expenses for the year - 2019	561	211	75	1,232	7	2,086
(*) It includes amounts of PPSP-R pre-70 and PPSP-NR pre-70
(**)	It includes US$ 1,415 related to the actuarial remeasurement and US$ 414 to the update of the obligation with the contribution for the reduction of the lump sum death benefit.

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

The estimate below reflects only the expected future cash flows to meet the defined benefit obligation recognized at the end of the reporting period.

	2021						2020
	Pension Plan			Health Care Plan	Other Plans	Total	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2
Up to 1 Year	904	303	57	247	9	1,520	1,484
1 to 5 Years	3,780	1,231	245	894	−	6,150	5,444
6 to 10 Years	2,659	837	189	930	−	4,615	5,755
11 To 15 Years	1,780	530	145	738	−	3,193	5,077
Over 15 Years	2,358	584	351	1,676	−	4,969	9,457
Total	11,481	3,485	987	4,485	9	20,447	27,217
(*) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements

The following table provides the period during which the defined benefit obligation associated with these plans are expected to continue to affect the Company's financial statements.

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans.	10.72	6.95	11.51	7.57

Summary of Actuarial Assumptions

					Pension Plans	2021 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2
Nominal discount rate (including inflation)(1)	8.11% (05/2021) 10.64% (12/2021)	8.07% (05/2021) 10.62% (12/2021)	10.55%	10.54%	10.73%	8.92% (09/2021) 10.68% (12/2021)
Nominal expected salary growth (including inflation) (2)	5.83%	5.63%	5.83%	5.63%	7.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	5.24% a 3.25% p.a.
Mortality table	Petros Experience (Bidecrem 2013)	Petros Experiences (Bidecrem 2020)	Petros Experiences (Bidecrem 2016)	Petros Experiences (Bidecrem 2020)	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 50% smoothed	Assets: Alvaro Vindas 50% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 10% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

					Pension Plans	2020 Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2
Nominal discount rate (including inflation)(1)	5.83% (05/2020) 7.03% (12/2020)	5.77% (05/2020) 6.97% (12/2020)	6.55%	6.55%	7.44%	7.20%
Nominal expected salary growth (including inflation) (2)	4.75%	4.54%	4.75%	4.54%	6.20%	n/a
Expected changes in medical and hospital costs (3)	n/a	n/a	n/a	n/a	n/a	6.17% a 3.90% p.a.
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2020 (bidecremental)	EX-PETROS 2016 (bidecremental)	EX-PETROS 2020 (bidecremental)	AT-2012 IAM basic fem 10% smoothed	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group	n/a	n/a	Álvaro Vindas 40% smoothed	Álvaro Vindas 40% smoothed
Mortality table for disabled participants	AT-49 male	AT-49 male	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB 1957 strong, 20% smoothed	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2020 and converging to 3.5% in 2035 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Summary of changes in the discount rate

	Discount Rate				Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,341)	1,704	(480)	593	628	(511)
Current Service cost and interest cost	(20)	27	(31)	37	96	(77)